SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of cash and cash equivalents [Table Text Block]
	December 31, 2018	December 31, 2017
Cash	$85,979,058	$3,354,109
Short-term deposits	196,273	179,502
Total	$86,175,331	$3,533,611

Disclosure of changes in non-cash working capital [Table Text Block]
	Year ended	Year ended	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
Accounts receivable	$1,280,519	$1,908,945	$(6,343)
Prepaid expenses	13,071	(16,698)	3,848
Accounts payable and accrued liabilities	4,981,296	172,600	(86,317)
Advances from joint venture partners	(193,236)	467,544	203,536
	$6,081,650	$2,532,391	$114,724